Equity - Summary of Share Option Transactions and Number of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of share options outstanding, Beginning balance | shares	1,785,450	2,146,550
Number of share options, Granted | shares	796,900	255,000
Number of share options, Exercised | shares	(60,000)
Number of share options, Expired | shares	(197,500)	(523,600)
Number of share options, Forfeited | shares	(190,000)	(92,500)
Number of share options outstanding, Ending balance | shares	2,134,850	1,785,450
Number of share options, Exercisable | shares	1,274,825
Weighted average exercise price outstanding, Beginning balance | $	$ 11.47	$ 14.73
Weighted average exercise price, Granted | $	5.26	3.30
Weighted average exercise price, Exercised | $	3.30
Weighted average exercise price, Expired | $	25.72	21.37
Weighted average exercise price, Forfeited | $	10.30	8.71
Weighted average exercise price outstanding, Ending balance | $	8.29	$ 11.47
Weighted average exercise price, Exercisable | $	$ 10.34